CASH AND BANK BALANCES (Details Textual)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)
Disclosure Of CASH AND BANK BALANCES [Line Items]
Restricted Cash and Cash Equivalents	¥ 0		¥ 0
Cash collateral for bank borrowings	¥ 0		¥ 0
Cash collateral for derivative financial liability | $		$ 0		$ 0